UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

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SUNTRUST MORTGAGE, INC. [1,2,3]
(Exact name of sponsor as specified in its charter)
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Date of Report (Date of earliest event reported): February 12, 2016

Commission File Number of securitizer: 025-00938

Central Index Key Number of securitizer: 0001545494

Christopher Delfs, (804) 291-0187
Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

1 SunTrust Mortgage, Inc., (“STM”) is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report (the “Specified Transactions”):

•	SunTrust Alternative Loan Trust 2006-1F;

•	STARM Mortgage Loan Trust 2007 - 4;

•	STARM Mortgage Loan Trust 2007 - S1;

•	MASTR Asset Securitization Trust 2007 - 2.
This report only contains information with respect to the assets sold by STM into the Specified Transactions.

2 STM is an issuer of Ginnie Mae MBS and there is no activity to report during the respective period.

3 STM has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which STM is a securitizer (“Covered Transactions”), (ii) gathering information in STM's records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting all Reportable Information from trustees that is within their respective possession and which has not been previously provided to us. STM has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUNTRUST MORTGAGE, INC.
(Securitizer)

Date: February 12, 2016	By: /s/ Christopher S. Delfs
Name: Christopher S. Delfs
Title: Senior Vice President, Capital Markets